SEGMENT INFORMATION - Consolidated Statements of Income Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 2,893	$ 3,055	$ 5,849	$ 5,776
Depreciation	500	566	1,007	1,090
Exploration, evaluation and project expenses	77	78	138	149
Other expenses (income)	26	73	45	38
Segment income	1,037	880	2,241	1,929
Profit (loss), attributable to non-controlling interests	283	265	575	528	$ 1,290
Pueblo Viejo
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	147	134	321	292
Cost of sales, attributable to non-controlling interests	70	70	146	144
Profit (loss), attributable to non-controlling interests	73	65	171	147
Loulo Gounkoto [Member]
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	66	68	133	117
Cost of sales, attributable to non-controlling interests	36	40	73	71
Profit (loss), attributable to non-controlling interests	28	27	56	44
Reportable segments [member]
Disclosure of operating segments [line items]
Revenue	2,869	3,008	5,763	5,689
Site operating costs, royalties and community relations	1,188	1,309	2,371	2,540
Depreciation	488	552	981	1,061
Exploration, evaluation and project expenses	18	23	32	38
Other expenses (income)	28	52	54	72
Segment income	1,147	1,072	2,325	1,978
Nevada Gold Mines [Member]
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	541	577	1,098	1,113
Cost of sales, attributable to non-controlling interests	314	342	632	672
Profit (loss), attributable to non-controlling interests	224	224	460	424
North Mara, Bulyanhulu, and Buzwagi [Member]
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	42	52	74	83
Cost of sales, attributable to non-controlling interests	25	32	48	54
Profit (loss), attributable to non-controlling interests	18	18	26	26
Tongon [Member]
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	10	13	20	24
Cost of sales, attributable to non-controlling interests	8	11	16	20
Profit (loss), attributable to non-controlling interests	2	4	3	5
Operating segments
Disclosure of operating segments [line items]
Revenue	3,038	3,172	6,086	5,993
Site operating costs, royalties and community relations	1,248	1,368	2,491	2,651
Depreciation	524	594	1,049	1,144
Exploration, evaluation and project expenses	19	24	33	40
Other expenses (income)	30	50	55	68
Segment income	1,217	1,136	2,458	2,090
Accretion expense	8	4	13	12
Operating segments | Carlin [Member]
Disclosure of operating segments [line items]
Revenue	572	654	1,235	1,316
Site operating costs, royalties and community relations	267	325	555	649
Depreciation	59	70	127	150
Exploration, evaluation and project expenses	7	7	10	10
Other expenses (income)	(8)	6	(9)	12
Segment income	247	246	552	495
Operating segments | Cortez [Member]
Disclosure of operating segments [line items]
Revenue	328	368	620	698
Site operating costs, royalties and community relations	143	131	286	259
Depreciation	66	56	130	110
Exploration, evaluation and project expenses	2	3	5	5
Other expenses (income)	1	0	2	2
Segment income	116	178	197	322
Operating segments | Turquoise Ridge
Disclosure of operating segments [line items]
Revenue	235	218	504	444
Site operating costs, royalties and community relations	98	96	198	192
Depreciation	48	40	99	91
Exploration, evaluation and project expenses	0	4	0	5
Other expenses (income)	0	0	0	2
Segment income	89	78	207	154
Operating segments | Pueblo Viejo
Disclosure of operating segments [line items]
Revenue	369	335	789	709
Site operating costs, royalties and community relations	122	124	252	256
Depreciation	55	54	116	107
Exploration, evaluation and project expenses	1	2	2	5
Other expenses (income)	9	(2)	10	0
Segment income	182	157	409	341
Operating segments | Loulo Gounkoto [Member]
Disclosure of operating segments [line items]
Revenue	329	340	666	583
Site operating costs, royalties and community relations	110	126	225	220
Depreciation	69	74	138	133
Exploration, evaluation and project expenses	5	4	9	6
Other expenses (income)	6	2	14	5
Segment income	139	134	280	219
Operating segments | Kibali [Member]
Disclosure of operating segments [line items]
Revenue	169	164	323	304
Site operating costs, royalties and community relations	60	59	120	111
Depreciation	36	42	68	83
Exploration, evaluation and project expenses	1	1	1	2
Other expenses (income)	2	(2)	1	(4)
Segment income	70	64	133	112
Operating segments | Veladero
Disclosure of operating segments [line items]
Revenue	91	62	148	152
Site operating costs, royalties and community relations	40	30	64	75
Depreciation	20	13	31	35
Exploration, evaluation and project expenses	0	0	0	0
Other expenses (income)	2	3	2	2
Segment income	29	16	51	40
Operating segments | North Mara [Member]
Disclosure of operating segments [line items]
Revenue	144	139	263	271
Site operating costs, royalties and community relations	65	59	121	113
Depreciation	12	25	27	50
Exploration, evaluation and project expenses	0	0	0	0
Other expenses (income)	1	2	2	(3)
Segment income	66	53	113	111
Operating segments | Bulyanhulu [Member]
Disclosure of operating segments [line items]
Revenue	82	67	132	81
Site operating costs, royalties and community relations	38	37	66	43
Depreciation	13	23	25	31
Exploration, evaluation and project expenses	0	0	0	0
Other expenses (income)	1	7	2	19
Segment income	30	0	39	(12)
Operating segments | Other
Disclosure of operating segments [line items]
Revenue	719	825	1,406	1,435
Site operating costs, royalties and community relations	305	381	604	733
Depreciation	146	197	288	354
Exploration, evaluation and project expenses	3	3	6	7
Other expenses (income)	16	34	31	33
Segment income	249	210	477	308
Material reconciling items [member] | Kibali [Member]
Disclosure of operating segments [line items]
Revenue	(169)	(164)	(323)	(304)
Site operating costs, royalties and community relations	(60)	(59)	(120)	(111)
Depreciation	(36)	(42)	(68)	(83)
Exploration, evaluation and project expenses	(1)	(1)	(1)	(2)
Other expenses (income)	(2)	2	(1)	4
Segment income	$ (70)	$ (64)	$ (133)	$ (112)